Master Trust Investments (Tables) - EBP 020	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Summary of Net Assets, Including Investments, Receivables, and Liabilities, of Master Trust and Plan's Interest in Net Assets of Master Trust

The following table presents the net assets, including investments, receivables and liabilities, of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value:
Ashland Common Stock Fund
Money Market Fund	$252	$12	$397	$17
Ashland Inc. Common Stock	28,860	1,416	38,372	1,631
Shares of Registered Investment Companies	171,539	1,675	162,677	1,390
Common/Collective Trusts	1,164,998	18,017	1,099,829	16,077
Stable Value Fund Money Market Fund	3,577	78	1,793	38
Total investments at fair value	1,369,226	21,198	1,303,068	19,153

Investments, at contract value:
Stable Value Fund Investment Contracts	125,564	2,729	145,255	3,051
Total investments at contract value	125,564	2,729	145,255	3,051
Net Master Trust assets	$1,494,790	$23,927	$1,448,323	$22,204

Summary of Net Appreciation in Investments and Investment Income (Expense) in Master Trust

The following table presents the net appreciation in investments (including gains and losses on investments bought and sold, as well as held during the year) and investment income (expense) in the Master Trust for the year ended December 31:

2025
Net realized and unrealized appreciation in fair value of investments	$190,665
Investment income:
Dividends	13,631
Interest	3,235
16,866
Total	$207,531